SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lease And Other Receivables Net
Gross carrying amount	$ 3,535,565	$ 4,290,892
Loss allowance provision	(831,805)	(2,646,337)
Lease receivables, net	$ 2,703,760	$ 1,644,555